Business Combination - Additional Information (Detail) (Village Homes [Member], USD $)	1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 07, 2012	Sep. 30, 2013 Home	Dec. 31, 2012	Dec. 31, 2012 Home
Village Homes [Member]
Business Acquisition [Line Items]
Percentage of variable entities acquired	100.00%
Cash paid for acquisitions	$ 33,201,000
Date of acquisition		Dec. 07, 2012		Dec. 07, 2012
Number of homes sold over the past 25 years		10,000		10,000
Acquisition related expenses			200,000
Home sales revenue			5,400,000
Net (loss) income attributable to William Lyon Homes			$ 10,000